OTHER NON-CURRENT ASSETS, NET (Details 2) (CNY) In Thousands, unless otherwise specified			12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Career Enhancement	Dec. 31, 2011 Career Enhancement	Dec. 31, 2010 Career Enhancement	Dec. 31, 2012 Career Enhancement Beijing	Dec. 31, 2011 Career Enhancement Beijing	Dec. 31, 2012 Career Enhancement Guangzhou	Dec. 31, 2011 Career Enhancement Guangzhou	Mar. 23, 2012 Training Centers item	Dec. 31, 2012 Training Centers	Dec. 31, 2011 Training Centers item
Other non-current assets, net
Lease term							25 years		15 years
Deposit for long-term leases	28,456	24,265
Prepaid long-term lease	111,087	191,600				113,519		59,059
Amortization expenses of continuing operations			5,666			3,425		2,205
Impairment loss related to prepaid long-term lease								55,825
Number of parties between whom responsible for decorating, renting, running the training centers would be split												2
Deposits paid to build new training centers										54,870		92,834
Amount capitalized as leasehold improvements												27,833
Payments to acquire training centers and maintenance service from third party contractor										139,400	46,600
Number of training centers taken over, which the third party contractor has built										18
Number of training centers acquired										16
Number of training centers to be built										39
Period of maintenance service acquired										8 years
Cost of maintenance service											26,267
Accumulated amortization	187,513	131,102									2,891
Number of training centers for which maintenance service acquired										34
Number of training centers delivered										12
Cost of training centers delivered										24,504